Property, Plant and Equipment - Carrying Amount (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 1,453,917	¥ 1,386,370
Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,453,917	1,386,370	¥ 1,531,187
Carrying amount | Buildings and structures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	866,701	808,759	894,883
Carrying amount | Machinery and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	311,290	314,057	348,879
Carrying amount | Tools, furniture, and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40,963	43,721	47,222
Carrying amount | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	94,804	95,669	100,434
Carrying amount | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 140,159	¥ 124,164	¥ 139,769